Consolidated Statements of Changes in Shareholders’ (Deficit) Equity ¥ in Thousands, $ in Thousands	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	Parent CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Sep. 30, 2021	¥ 99	¥ 11	¥ (5)	¥ 1,845,295	¥ 38,784	¥ (4,378,690)	¥ (2,494,506)	¥ 9,600	¥ (2,484,906)
Balance (in Shares) at Sep. 30, 2021 | shares	154,409,715,100	18,038,954,900	(7,710,000,000)
Issuance of ordinary shares to settle acquisition of certain assets from two third parties	¥ 1			(1)
Issuance of ordinary shares to settle acquisition of certain assets from two third parties (in Shares) | shares	766,206,000
Issuance of ordinary shares upon the conversion of convertible bond	¥ 1,031			700,372			701,403		701,403
Issuance of ordinary shares upon the conversion of convertible bond (in Shares) | shares	1,541,446,740,000
Issuance of ordinary shares to settle short-term borrowings	¥ 577			391,527			392,104		392,104
Issuance of ordinary shares to settle short-term borrowings (in Shares) | shares	861,712,425,000
Share-based compensation	¥ 8			9,763			9,771		9,771
Share-based compensation (in Shares) | shares	11,518,005,400
Warrants issued in connection with convertible notes				1,420			1,420		1,420
Acquisition of noncontrolling interest				(243)			(243)	(9,557)	(9,800)
Transfer of treasury stock to a third party			¥ 5	6,492			6,497		6,497
Transfer of treasury stock to a third party (in Shares) | shares			7,710,000,000
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares	¥ 11	¥ (11)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in Shares) | shares	18,038,954,900	(18,038,954,900)
Net income (loss)						820,023	820,023	(43)	819,980
Foreign currency translation adjustments					(9,331)		(9,331)		(9,331)
Balance at Sep. 30, 2022	¥ 1,727			2,954,625	29,453	(3,558,667)	(572,862)		(572,862)
Balance (in Shares) at Sep. 30, 2022 | shares	2,587,892,046,400
Issuance of Class B Ordinary shares		¥ 172		(172)
Issuance of Class B Ordinary shares (in Shares) | shares		250,000,000,000
Share-based compensation				4,782			4,782		4,782
Net income (loss)						(71,313)	(71,313)		(71,313)
Foreign currency translation adjustments					(4,031)		(4,031)		(4,031)
Balance at Sep. 30, 2023	¥ 1,727	¥ 172		2,959,235	25,422	(3,629,980)	(643,424)		(643,424)
Balance (in Shares) at Sep. 30, 2023 | shares	2,587,892,046,400	250,000,000,000
Issuance of Class B Ordinary shares		¥ 4,451		(4,451)
Issuance of Class B Ordinary shares (in Shares) | shares		6,142,789,000,000
Conversion of notes to Class A ordinary shares	¥ 42,449			155,646	(6,220)		191,875		191,875
Conversion of notes to Class A ordinary shares (in Shares) | shares	58,590,000,000,000
Issuance of Class A shares	¥ 8,379			24,065			32,444		32,444
Issuance of Class A shares (in Shares) | shares	11,940,000,000,000
Disposal of subsidiaries					(19,102)		(19,102)		(19,102)
Share-based compensation				2,507			2,507		2,507
Net income (loss)						(226,821)	(226,821)		(226,821)	$ (32,322)
Foreign currency translation adjustments					105,948		105,948		105,948
Balance at Sep. 30, 2024	¥ 52,555	¥ 4,623		¥ 3,137,002	¥ 106,048	¥ (3,856,801)	¥ (556,573)		¥ (556,573)
Balance (in Shares) at Sep. 30, 2024 | shares	73,117,892,046,400	6,392,789,000,000